Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 3,909	€ 4,028
Property, plant and equipment	92,447	98,714
Investments in associates	40,938	13,575
Other receivables	2,657	2,317
Total non-current assets	139,951	118,634
Current assets
Inventories	293,071	295,609
Trade receivables	66,685	166,280
Income tax receivables	1,614	1,775
Other receivables	8,522	9,385
Prepayments	33,672	28,269
Cash and cash equivalents	517,923	559,543
Total current assets	921,487	1,060,861
Total assets	1,061,438	1,179,495
Equity
Share capital	8,187	8,149
Distributable equity	(197,994)	(113,855)
Total equity	(189,807)	(105,706)
Non-current liabilities
Borrowings	357,312	365,080
Contract liabilities	692	5,000
Deferred tax liabilities	7,733	7,258
Total non-current liabilities	365,737	377,338
Convertible notes, matures in April 2028
Borrowings	449,562	458,207
Derivative liabilities	174,581	150,670
Convertible notes current	624,143	608,877
Other current liabilities
Borrowings	40,398	33,329
Contract liabilities	1,190	936
Trade payables and accrued expenses	84,370	96,394
Other liabilities	38,062	67,956
Income tax payables	1,573	1,222
Provisions	95,772	99,149
Other current liabilities	261,365	298,986
Total current liabilities	885,508	907,863
Total liabilities	1,251,245	1,285,201
Total equity and liabilities	€ 1,061,438	€ 1,179,495